Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - Protection sold - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 287,633	¥ 371,398
Maximum potential/Notional amount, Expiring in 1-5 years	1,577,134	1,589,030
Maximum potential/Notional amount, Expiring over 5 years	213,706	249,085
Maximum potential/Notional amount, Total	2,078,473	2,209,513
Credit derivative (asset) liability at fair value	(27,100)	(28,994)
Single name credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	218,344	295,262
Maximum potential/Notional amount, Expiring in 1-5 years	837,625	882,964
Maximum potential/Notional amount, Expiring over 5 years	183,345	235,479
Maximum potential/Notional amount, Total	1,239,314	1,413,705
Credit derivative (asset) liability at fair value	(15,736)	(16,988)
Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	185,770	212,513
Maximum potential/Notional amount, Expiring in 1-5 years	710,973	736,935
Maximum potential/Notional amount, Expiring over 5 years	175,920	219,642
Maximum potential/Notional amount, Total	1,072,663	1,169,090
Credit derivative (asset) liability at fair value	(17,118)	(17,199)
Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	32,574	82,749
Maximum potential/Notional amount, Expiring in 1-5 years	126,652	146,029
Maximum potential/Notional amount, Expiring over 5 years	7,425	15,837
Maximum potential/Notional amount, Total	166,651	244,615
Credit derivative (asset) liability at fair value	1,382	211
Index and basket credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	69,289	76,136
Maximum potential/Notional amount, Expiring in 1-5 years	739,509	706,066
Maximum potential/Notional amount, Expiring over 5 years	30,361	13,606
Maximum potential/Notional amount, Total	839,159	795,808
Credit derivative (asset) liability at fair value	(11,364)	(12,006)
Index and basket credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	69,289	73,300
Maximum potential/Notional amount, Expiring in 1-5 years	609,651	681,443
Maximum potential/Notional amount, Expiring over 5 years	22,729	10,202
Maximum potential/Notional amount, Total	701,669	764,945
Credit derivative (asset) liability at fair value	(8,753)	(11,458)
Index and basket credit default swaps: | Not rated
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	0	2,836
Maximum potential/Notional amount, Expiring in 1-5 years	129,858	24,623
Maximum potential/Notional amount, Expiring over 5 years	7,632	3,404
Maximum potential/Notional amount, Total	137,490	30,863
Credit derivative (asset) liability at fair value	¥ (2,611)	¥ (548)